Commitments and contingencies:	12 Months Ended
Dec. 31, 2021
Commitments and contingencies:
Commitments and contingencies:

13.   Commitments and contingencies:

(a)	Contracts in the normal course of business:

The Company enters into contracts in the normal course of business, including for research and development activities, consulting and other services.

As at December 31, 2021, the Company has commitments for expenditures related to contracts for research and development activities of approximately $15,153 (approximately $36,659 as at December 31, 2020), of which $13,253 is due in 2022 and $1,900 in 2023.

(b)	License agreements and research collaborations:

In the past the Company has entered into various agreements whereby future cash payments may be made based on criteria such as sales for certain legacy products. The Company has not recorded any provision on such agreements as the possibly for a payment is not probable.

(c)	Consulting and services agreement:

The payments under the consulting and services agreement with Picchio International Inc. (Picchio International) (refer to note 14 (b)) will amount to $198 (CAD$250) in 2022, plus the reimbursement of applicable expenses for services rendered under the agreement.

(d)	Letter of credit:

As at December 31, 2021, the Company is contingently liable for a letter of credit in the amount of $40 (CAD$50) (2020 - $39 (CAD$50)). Cash is pledged under the letter of credit and is presented as non-current Other assets in the consolidated statement of financial position as at December 31, 2021.

13.   Commitments and contingencies (continued):

(e)	Contingencies:

On March 16, 2021, a Company stockholder, Carl D. Cachia (“Plaintiff”), filed a complaint against the Company and certain of its executive officers alleging claims under provisions of the Securities Exchange Act of 1934 (“Exchange Act”). On September 17, 2021, Plaintiff filed an amended class action complaint, individually and on behalf of all persons who purchased or otherwise acquired Company securities between September 5, 2019 and July 6, 2020, against the Company, certain of its executive officers, the principal investigator of the Company’s Phase 2a RELIEF trial, and the underwriters of the Company’s initial public offering in September 2019. The amended class action complaint alleges claims under the Exchange Act and the Securities Act of 1933 relating to disclosures concerning the Company’s Phase 2a RELIEF trial, and seeks compensatory damages, pre-judgment and post-judgment interest, as well as attorneys’ fees, expert fees, and any other reasonable costs and expenses.  On November 16, 2021, plaintiff stipulated to dismissal of all claims against the underwriters without prejudice. Also on November 16, the Company and the named executive officers moved to dismiss the amended complaint, which motion is pending. On January 7, 2022, the principal investigator of the Company’s Phase 2a RELIEF trial also moved to dismiss the amended complaint, which motion is pending.

No provision has been made in the financial statements for the resolution of the above matter. Resolution of this matter could have an effect on the Company’s financial statements in the period that a determination is made, however, in management’s opinion, given the early stage of this litigation, the final resolution of this matter is not currently projected to have a material adverse effect on the Company’s financial position.